UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-41565

The Boyle Fund

(Exact name of registrant as specified in charter)

1401 Woodsong Drive

Hendersonville, NC 28791

(Address of principal executive offices)

 (Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

1401 Woodsong Drive

Hendersonville, NC 28791

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Boyle Marathon Fund

3M COMPANY

Ticker Symbol:MMM	Cusip Number: 88579Y101
Record Date: 3/11/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	RATIFY APPOINTMENT OF PRICE WATERHOUSE AS INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH
03	APPROVE 2005 MANAGEMENT STOCK OWNERSHIP PLAN	FOR	ISSUER	FOR	WITH
04	ANIMAL TESTING	AGAINST	STOCKHOLDER	AGAINST	WITH
05	OPERATIONS IN CHINA	AGAINST	STOCKHOLDER	AGAINST	WITH

BROADCOM CORP.

Ticker Symbol:BRCM	Cusip Number: 111320110
Record Date: 3/4/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	APPROVE EMENDMENT OF 1998 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
03	RATIFY APPOINTMENT OF ERNST & YOUNG AS INDEPENDENT AUDITORS FOR FY 2005	FOR	ISSUER	FOR	WITH
04	SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED	AGAINST	STOCKHOLDER	AGAINST	WITH

DENTSPLY INTERNATIONAL, INC.

Ticker Symbol:XRAY	Cusip Number: 249030107
Record Date: 3/24/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	RAYIFY THE APPOINTMENT OF PRICE WATERHOUSE AS THE INDEPENDENT AUDITORS FOR FY 2005	FOR	ISSUER	FOR	WITH
03	APPROVE 2002 AMENDED EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

DICK'S SPORTING GOODS, INC.

Ticker Symbol:DKS	Cusip Number: 253393102
Record Date: 4/11/2005	Meeting Date: 6/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR DIRECTORS RECOMMENDED BY THE COMPANY	FOR	ISSUER	FOR	WITH

EMC CORP.

Ticker Symbol:EMC	Cusip Number: 268648102
Record Date: 4/14/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE AMENDMENTS TO EMC 2003 STOCK PLAN, ETC.	FOR	ISSUER	FOR	WITH
3	RATIFY SELECTION OF INDEPENDENT PUBLIC ACCOUNTANTS	FOR	ISSUER	FOR	WITH
4	PERFORMANCE BASED STOCK OPTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	EMC'S AUDIT COMMITTEE	AGAINST	STOCKHOLDER	AGAINST	WITH

FREEPORT-MCMORAN COPPER & GOLD, INC.

Ticker Symbol:FCX	Cusip Number: 35671D857
Record Date: 3/9/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	RATIFY APPOINTMENT OF ERNST & YOUNG AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
03	APPROVE FY 2005 ANNUAL INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
04	REQUIRE MAJORITY VOTE TO ELECT DIRECTORS	AGAINST	STOCKHOLDER	AGAINST	WITH
05	REVIEW OF POLICIES RELATING TO FINANCIAL SUPPORT OF INDONESIAN GOVERNMENT SECURITY PERSONNEL	AGAINST	STOCKHOLDER	AGAINST	WITH

INTEL CORP.

Ticker Symbol:INTC	Cusip Number: 458140100
Record Date: 3/21/2005	Meeting Date: 5/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	RATIFY SELECTION OF INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH
03	APPROVE AMENDMNET OF 2004 EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
04	APPROVE AMENDMENT OF EXECUTIVE OFFICER INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

ITT EDUCATIONAL SERVICES, INC.

Ticker Symbol:ESI	Cusip Number: 45068B109
Record Date: 3/4/2005	Meeting Date: 5/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	APPROVE INCREASE IN AUTHORIZED SHARES	FOR	ISSUER	FOR	WITH

K-SWISS, INC.

Ticker Symbol:KSWS	Cusip Number: 482686102
Record Date: 11/10/2004	Meeting Date: 12/15/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	APPROVE AMENDMENT TO COMPANY'S 1999 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
02	APPROVE COMPANY'S VALUE ADDED BONUS PLAN	FOR	ISSUER	FOR	WITH

LCA-VISION, INC.

Ticker Symbol:LCAV	Cusip Number: 501803308
Record Date: 3/28/2005	Meeting Date: 5/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	APPROVE 2005 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

LSI LOGIC CORP.

Ticker Symbol:LSI	Cusip Number: 502161102
Record Date: 3/18/2005	Meeting Date: 5/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	RATIFY APPOINTMENT OF PRICE WATERHOUSE AS INDEPENDENT AUDITOR FOR FY 2005	FOR	ISSUER	FOR	WITH

SONIC AUTOMOTIVE, INC.

Ticker Symbol:SAH	Cusip Number: 83545G102
Record Date: 2/23/2005	Meeting Date: 4/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	APPROVE 2005 STOCK PLAN FOR NON-EMPLOYEE DIRECTORS	FOR	ISSUER	FOR	WITH
03	RATIFY APPOINTMENT OF DELOITTE & TOUCHE AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

ST. JUDE MEDICAL, INC.

Ticker Symbol:STJ	Cusip Number: 790849103
Record Date: 3/14/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	RATIFY APPOINTMENT OF ERNST & YOUNG AS INDEPENDENT AUDITORS FOR FY 2005	FOR	ISSUER	FOR	WITH
03	LIMIT INDEPENDENT AUDITOR RO AUDIT AND AUDIT RELATED WORK	AGAINST	STOCKHOLDER	AGAINST	WITH

SYMANTEC CORP.

Ticker Symbol:SYMC	Cusip Number: 871503108
Record Date: 5/12/2005	Meeting Date: 6/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	APPROVE THE ISSUANCE OF COMMON STOCK TO HOLDERS OF VERITAS SOFTWARE CORP. IN ACCORD WITH THE ACQUISITION PLAN	FOR	ISSUER	FOR	WITH
02	APPROVE INCREASE IN AUTHORIZED SHARES	FOR	ISSUER	FOR	WITH
03	ADJOURN SPECIAL MEETING IF NECESSARY TO SOLICIT ADDITIONAL PROXIES	FOR	ISSUER	FOR	WITH

YAHOO! INC.

Ticker Symbol:YHOO	Cusip Number: 984332106
Record Date: 3/23/2005	Meeting Date: 5/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	VOTE FOR RECOMMENDED DIRECTORS	FOR	ISSUER	FOR	WITH
02	AMEND 1995 STOCK PLAN	FOR	ISSUER	FOR	WITH
03	AMEND 1996 DIRECTORS' STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH
04	RATIFY APPOINTMENT OF INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By Michael J. Boyle

* Michael J. Boyle

President and CEO

By Joanne E. Boyle

* Joanne E. Boyle

Chief Financial Officer

Date: August 24, 2005

*Print the name and title of each signing officer under his or her signature.